Shareholder Report	12 Months Ended
Feb. 28, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	Columbia Funds Series Trust
Entity Central Index Key	0001097519
Entity Investment Company Type	N-1A
Document Period End Date	Feb. 28, 2025
Columbia Convertible Securities Fund - Class A
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Class A
Trading Symbol	PACIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class A	$ 113	1.07%

Expenses Paid, Amount	$ 113
Expense Ratio, Percent	1.07%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class A shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and health care sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the real estate sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Insmed, Inc., a drug development company; Alibaba Group Holding Ltd., a multinational technology company; and BrightSpring Health Services, Inc., a comprehensive home and health services provider, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the information technology and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the utilities sector detracted from relative performance.
Individual holdings
| Positions in MicroStrategy, Inc., a technology company; CenterPoint Energy, Inc., a utility company; and Dexcom, Inc., a healthcare devices company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class A (excluding sales charges)	10.43	8.88	8.39
Class A (including sales charges)	4.10	7.60	7.75
ICE BofA US Convertible Index	11.79	9.81	8.78
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,155,616,958
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 9,427,157
Investment Company, Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,155,616,958
Total number of portfolio holdings	120
Management services fees (represents 0.78% of Fund average net assets)	$ 9,427,157
Portfolio turnover for the reporting period	108%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
MicroStrategy, Inc. 12/01/2029 0.000%	2.8%
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Nextera Energy, Inc. 11/01/2027 7.234%	2.3%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.9%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	1.8%
Uber Technologies, Inc. 12/01/2028 0.875%	1.6%
Welltower OP LLC 07/15/2029 3.125%	1.6%
Bank of America Corp.7.250%	1.6%
Global Payments, Inc. 03/01/2031 1.500%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
MicroStrategy, Inc. 12/01/2029 0.000%	2.8%
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Nextera Energy, Inc. 11/01/2027 7.234%	2.3%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.9%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	1.8%
Uber Technologies, Inc. 12/01/2028 0.875%	1.6%
Welltower OP LLC 07/15/2029 3.125%	1.6%
Bank of America Corp.7.250%	1.6%
Global Payments, Inc. 03/01/2031 1.500%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Convertible Securities Fund - Class C
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Class C
Trading Symbol	PHIKX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]	What were the Fund costs for the reporting period? (Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class C	$ 191	1.82%

Expenses Paid, Amount	$ 191
Expense Ratio, Percent	1.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class C shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and health care sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the real estate sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Insmed, Inc., a drug development company; Alibaba Group Holding Ltd., a multinational technology company; and BrightSpring Health Services, Inc., a comprehensive home and health services provider, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the information technology and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the utilities sector detracted from relative performance.
Individual holdings
| Positions in MicroStrategy, Inc., a technology company; CenterPoint Energy, Inc., a utility company; and Dexcom, Inc., a healthcare devices company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class C (excluding sales charges)	9.67	8.08	7.59
Class C (including sales charges)	8.67	8.08	7.59
ICE BofA US Convertible Index	11.79	9.81	8.78
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,155,616,958
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 9,427,157
Investment Company, Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,155,616,958
Total number of portfolio holdings	120
Management services fees (represents 0.78% of Fund average net assets)	$ 9,427,157
Portfolio turnover for the reporting period	108%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
MicroStrategy, Inc. 12/01/2029 0.000%	2.8%
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Nextera Energy, Inc. 11/01/2027 7.234%	2.3%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.9%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	1.8%
Uber Technologies, Inc. 12/01/2028 0.875%	1.6%
Welltower OP LLC 07/15/2029 3.125%	1.6%
Bank of America Corp.7.250%	1.6%
Global Payments, Inc. 03/01/2031 1.500%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
MicroStrategy, Inc. 12/01/2029 0.000%	2.8%
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Nextera Energy, Inc. 11/01/2027 7.234%	2.3%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.9%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	1.8%
Uber Technologies, Inc. 12/01/2028 0.875%	1.6%
Welltower OP LLC 07/15/2029 3.125%	1.6%
Bank of America Corp.7.250%	1.6%
Global Payments, Inc. 03/01/2031 1.500%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Convertible Securities Fund - Institutional Class
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Institutional Class
Trading Symbol	NCIAX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional Class	$ 86	0.82%

Expenses Paid, Amount	$ 86
Expense Ratio, Percent	0.82%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and health care sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the real estate sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Insmed, Inc., a drug development company; Alibaba Group Holding Ltd., a multinational technology company; and BrightSpring Health Services, Inc., a comprehensive home and health services provider, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the information technology and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the utilities sector detracted from relative performance.
Individual holdings
| Positions in MicroStrategy, Inc., a technology company; CenterPoint Energy, Inc., a utility company; and Dexcom, Inc., a healthcare devices company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional Class	10.73	9.16	8.66
ICE BofA US Convertible Index	11.79	9.81	8.78
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,155,616,958
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 9,427,157
Investment Company, Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics
Fund net assets	$ 1,155,616,958
Total number of portfolio holdings	120
Management services fees (represents 0.78% of Fund average net assets)	$ 9,427,157
Portfolio turnover for the reporting period	108%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
MicroStrategy, Inc. 12/01/2029 0.000%	2.8%
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Nextera Energy, Inc. 11/01/2027 7.234%	2.3%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.9%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	1.8%
Uber Technologies, Inc. 12/01/2028 0.875%	1.6%
Welltower OP LLC 07/15/2029 3.125%	1.6%
Bank of America Corp.7.250%	1.6%
Global Payments, Inc. 03/01/2031 1.500%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.3%
Asset
Categories

Largest Holdings [Text Block]
Top Holdings
MicroStrategy, Inc. 12/01/2029 0.000%	2.8%
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Nextera Energy, Inc. 11/01/2027 7.234%	2.3%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.9%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	1.8%
Uber Technologies, Inc. 12/01/2028 0.875%	1.6%
Welltower OP LLC 07/15/2029 3.125%	1.6%
Bank of America Corp.7.250%	1.6%
Global Payments, Inc. 03/01/2031 1.500%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Convertible Securities Fund - Institutional 2 Class
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Institutional 2 Class
Trading Symbol	COCRX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 2 Class	$ 82	0.78%

Expenses Paid, Amount	$ 82
Expense Ratio, Percent	0.78%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 2 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and health care sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the real estate sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Insmed, Inc., a drug development company; Alibaba Group Holding Ltd., a multinational technology company; and BrightSpring Health Services, Inc., a comprehensive home and health services provider, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the information technology and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the utilities sector detracted from relative performance.
Individual holdings
| Positions in MicroStrategy, Inc., a technology company; CenterPoint Energy, Inc., a utility company; and Dexcom, Inc., a healthcare devices company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 2 Class	10.79	9.22	8.74
ICE BofA US Convertible Index	11.79	9.81	8.78
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,155,616,958
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 9,427,157
Investment Company, Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key
Fund
Statistics
Fund net assets	$ 1,155,616,958
Total number of portfolio holdings	120
Management services fees (represents 0.78% of Fund average net assets)	$ 9,427,157
Portfolio turnover for the reporting period	108%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
MicroStrategy, Inc. 12/01/2029 0.000%	2.8%
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Nextera Energy, Inc. 11/01/2027 7.234%	2.3%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.9%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	1.8%
Uber Technologies, Inc. 12/01/2028 0.875%	1.6%
Welltower OP LLC 07/15/2029 3.125%	1.6%
Bank of America Corp.7.250%	1.6%
Global Payments, Inc. 03/01/2031 1.500%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.3%
Asset
Categories

Largest Holdings [Text Block]
Top Holdings
MicroStrategy, Inc. 12/01/2029 0.000%	2.8%
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Nextera Energy, Inc. 11/01/2027 7.234%	2.3%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.9%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	1.8%
Uber Technologies, Inc. 12/01/2028 0.875%	1.6%
Welltower OP LLC 07/15/2029 3.125%	1.6%
Bank of America Corp.7.250%	1.6%
Global Payments, Inc. 03/01/2031 1.500%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Convertible Securities Fund - Institutional 3 Class
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Institutional 3 Class
Trading Symbol	CSFYX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of March 1, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Institutional 3 Class	$ 77	0.73%

Expenses Paid, Amount	$ 77
Expense Ratio, Percent	0.73%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Institutional 3 Class shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and health care sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the real estate sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Insmed, Inc., a drug development company; Alibaba Group Holding Ltd., a multinational technology company; and BrightSpring Health Services, Inc., a comprehensive home and health services provider, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the information technology and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the utilities sector detracted from relative performance.
Individual holdings
| Positions in MicroStrategy, Inc., a technology company; CenterPoint Energy, Inc., a utility company; and Dexcom, Inc., a healthcare devices company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Institutional 3 Class	10.85	9.27	8.79
ICE BofA US Convertible Index	11.79	9.81	8.78
Russell 3000 ® Index (a)	17.53	16.12	12.36
(a)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,155,616,958
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 9,427,157
Investment Company, Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,155,616,958
Total number of portfolio holdings	120
Management services fees (represents 0.78% of Fund average net assets)	$ 9,427,157
Portfolio turnover for the reporting period	108%

Holdings [Text Block]
Graphical Representation of Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
MicroStrategy, Inc. 12/01/2029 0.000%	2.8%
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Nextera Energy, Inc. 11/01/2027 7.234%	2.3%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.9%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	1.8%
Uber Technologies, Inc. 12/01/2028 0.875%	1.6%
Welltower OP LLC 07/15/2029 3.125%	1.6%
Bank of America Corp.7.250%	1.6%
Global Payments, Inc. 03/01/2031 1.500%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
MicroStrategy, Inc. 12/01/2029 0.000%	2.8%
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Nextera Energy, Inc. 11/01/2027 7.234%	2.3%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.9%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	1.8%
Uber Technologies, Inc. 12/01/2028 0.875%	1.6%
Welltower OP LLC 07/15/2029 3.125%	1.6%
Bank of America Corp.7.250%	1.6%
Global Payments, Inc. 03/01/2031 1.500%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds
Columbia Convertible Securities Fund - Class S
Shareholder Report [Line Items]
Fund Name	Columbia Convertible Securities Fund
Class Name	Class S
Trading Symbol	NCIDX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about Columbia Convertible Securities Fund (the Fund) for the period of October 2, 2024 to February 28, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at columbiathreadneedleus.com/resources/literature . You can also request more information by contacting us at 1-800-345-6611.
Additional Information Phone Number	1-800-345-6611
Additional Information Website	columbiathreadneedleus.com/resources/literature
Expenses [Text Block]
What were the Fund costs for the reporting period?
(Based on a hypothetical $10,000 investment)
Class	Cost of a $10,000 investment	Cost paid as a percentage of a $10,000 investment
Class S	$ 34 (a)	0.83% (b)
(a)
Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.

(b)	Annualized.

Expenses Paid, Amount	$ 34	[1]
Expense Ratio, Percent	0.83%	[2]
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
The performance of Class S shares for the period presented is shown in the Average Annual Total Returns table.
Top Performance Contributors
Stock selection
| Selections in the industrials and health care sectors boosted the Fund’s relative results most during the annual period.
Allocations
| Overweight positions in the real estate sector buoyed relative Fund results during the annual period.
Individual holdings
| Positions in Insmed, Inc., a drug development company; Alibaba Group Holding Ltd., a multinational technology company; and BrightSpring Health Services, Inc., a comprehensive home and health services provider, were among the top contributors to Fund relative performance.
Top Performance Detractors
Stock selection
| Selections in the information technology and consumer discretionary sectors hurt the Fund’s relative results during the annual period.
Allocations
| Underweight positions in the utilities sector detracted from relative performance.
Individual holdings
| Positions in MicroStrategy, Inc., a technology company; CenterPoint Energy, Inc., a utility company; and Dexcom, Inc., a healthcare devices company, were among the top detractors to relative performance during the period.

Performance Past Does Not Indicate Future [Text]	Past performance does not guarantee future performance .
Line Graph [Table Text Block]
Average Annual Return [Table Text Block]
Average Annual Total Returns (%)	1 year	5 years	10 years
Class S (a)	10.59	8.92	8.41
ICE BofA US Convertible Index	11.79	9.81	8.78
Russell 3000 ® Index (b)	17.53	16.12	12.36
(a)
The returns shown for periods prior to October 2, 2024 (including Since Fund Inception returns, if shown) include the returns of Class A. These returns are adjusted to reflect any higher class-related operating expenses of the newer share classes, as applicable. Please visit
columbiathreadneedleus.com/investment-products/mutual-funds/appended-performance for more information.

(b)
Effective August 1, 2024, the Fund compares its performance to the Russell 3000
®
Index, a broad-based performance index as required by new regulatory requirements. The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.

No Deduction of Taxes [Text Block]	Performance does not reflect the deduction of taxes that a shareholder may pay on fund distributions or on the redemptions of fund shares.
Performance Table Market Index Changed [Text Block]	Effective August 1, 2024, the Fund compares its performance to the Russell 3000 ® Index, a broad-based performance index as required by new regulatory requirements.
Prior Market Index Comparison [Text Block]	The Fund’s performance also continues to be compared to its prior benchmark, which management believes more closely represents the market sectors and/or asset classes in which the Fund primarily invests.
Updated Performance Information Location [Text Block]	Visit columbiathreadneedleus.com/investment-products/mutual-funds for more recent performance information.
Net Assets	$ 1,155,616,958
Holdings Count | Holding	120
Advisory Fees Paid, Amount	$ 9,427,157
Investment Company, Portfolio Turnover	108.00%
Additional Fund Statistics [Text Block]
Key Fund
Statistics
Fund net assets	$ 1,155,616,958
Total number of portfolio holdings	120
Management services fees (represents 0.78% of Fund average net assets)	$ 9,427,157
Portfolio turnover for the reporting period	108%

Holdings [Text Block]
Graphical Representation of
Fund

Holdings
The tables below show the investment makeup of the Fund represented as a percentage of Fund net assets. Derivatives are excluded from the tables unless otherwise noted. The Fund's portfolio composition is subject to change.
Top Holdings
MicroStrategy, Inc. 12/01/2029 0.000%	2.8%
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Nextera Energy, Inc. 11/01/2027 7.234%	2.3%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.9%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	1.8%
Uber Technologies, Inc. 12/01/2028 0.875%	1.6%
Welltower OP LLC 07/15/2029 3.125%	1.6%
Bank of America Corp.7.250%	1.6%
Global Payments, Inc. 03/01/2031 1.500%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.3%
Asset Categories

Largest Holdings [Text Block]
Top Holdings
MicroStrategy, Inc. 12/01/2029 0.000%	2.8%
Boeing Co. (The) 10/15/2027 6.000%	2.8%
Nextera Energy, Inc. 11/01/2027 7.234%	2.3%
Lumentum Holdings, Inc. 06/15/2028 0.500%	1.9%
Live Nation Entertainment, Inc. 01/15/2030 2.875%	1.8%
Uber Technologies, Inc. 12/01/2028 0.875%	1.6%
Welltower OP LLC 07/15/2029 3.125%	1.6%
Bank of America Corp.7.250%	1.6%
Global Payments, Inc. 03/01/2031 1.500%	1.5%
Southern Co. (The) 06/15/2027 4.500%	1.3%

Updated Prospectus Web Address	columbiathreadneedleus.com/investment-products/mutual-funds

[1]	Based on operations from October 2, 2024 (commencement of operations) through the stated period end. Had the class been open for the entire reporting period, expenses shown in the table above would have been higher.
[2]	Annualized.